CONSOLIDATED BALANCE SHEETS	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets
Cash	¥ 104,125,800	$ 14,359,604	¥ 316,974,857
Restricted cash	731,545	100,885	723,560
Short-term investments	184,200,000	25,400,198	0
Notes receivable	3,742,390	516,099	10,828,308
Accounts receivable, net	27,453,415	3,785,999	22,577,980
Inventories, net	6,330,701	873,044	3,894,369
Other receivables, net	2,185,733	301,427	5,501,833
Loans to third parties	123,055,874	16,970,181	50,383,822
Purchase advances, net	2,680,456	369,652	178,208
Contract costs, net	49,572,685	6,836,386	33,858,820
Prepaid expenses	350,119	48,284	420,284
Prepaid expenses - related parties			275,000
Total current assets	504,413,173	69,561,759	445,617,041
Property and equipment, net	24,752,864	3,413,576	25,474,162
Construction in progress			239,739
Intangible assets, net			5,950,000
Long-term other receivables, net	3,640	502	1,564,381
Goodwill			4,730,002
Operating lease right-of-use assets (including ¥765,241 and ¥335,976 ($46,333) from a related party as of June 30, 2022 and 2023, respectively)	2,654,900	366,127	6,666,759
Total Assets	531,824,577	73,341,964	490,242,084
Current liabilities
Short-term bank loans	12,451,481	1,717,138	10,000,000
Accounts payable	10,791,721	1,488,246	16,739,989
Other payables	5,819,010	802,478	3,533,918
Other payable- related parties	2,592,395	357,508	2,240,135
Contract liabilities	2,748,365	379,017	2,001,277
Accrued payroll and employees' welfare	2,382,516	328,564	2,250,547
Taxes payable	1,163,006	160,386	2,210,958
Short-term borrowings - related parties	20,018,222	2,760,639	9,009,156
Long-term borrowings - related party - current portion			999,530
Operating lease liabilities - current (including ¥429,265 and ¥335,976 ($46,333) from a related party as of June 30, 2022 and 2023, respectively)	3,066,146	422,841	3,892,774
Total Current Liabilities	61,032,862	8,416,817	52,878,284
Operating lease liabilities - non-current (including ¥335,976 and ¥nil ($nil) from a related party as of June 30, 2022 and 2023, respectively)	25,144	3,468	2,184,635
Long-term borrowings - related party			5,511,076
Contract liabilities - non-current			106,000
Warrant liability	31,615,668	4,360,000	16,677,328
Total Liabilities	92,673,674	12,780,285	77,357,323
Commitments and Contingencies
Equity
Additional paid-in capital	551,118,133	76,002,666	496,038,696
Statutory reserve	4,148,929	572,163	4,148,929
Accumulated deficit	(170,440,826)	(23,504,865)	(111,273,525)
Accumulated other comprehensive income	35,127,173	4,844,259	11,307,461
Total shareholders' equity	449,206,962	61,948,472	420,631,729
Non-controlling interests	(10,056,059)	(1,386,793)	(7,746,968)
Total equity	439,150,903	60,561,679	412,884,761
Total Liabilities and Equity	531,824,577	73,341,964	490,242,084
Class A ordinary shares
Equity
Common stock value	24,912,822	3,435,635	18,001,670
Class B ordinary shares
Equity
Common stock value	¥ 4,340,731	$ 598,614	¥ 2,408,498